7. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Short-term advances	¥ 3,130	¥ 5,362
Temporary advances to employees	1,838	2,518
Prepaid rent	3,796	3,857
Prepaid other taxes	23,144	7,984
Legal deposit	17,983	16,600
Hotel inventory and receivables	7,011	3,600
Other current assets	6,011	5,672
Total	¥ 62,913	¥ 45,593